PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

	2012	2011
	(Unaudited)
Advances to employees and associates	$44,814	$28,273

Prepaid IR services	144,000	-
Supplier advances	40,000	-
Other prepaids	24,438	13,000
Prepaid issuance costs - financing	106,526	-
Prepaid consultant services	100,000	100,000
Less amortization	(100,000)	(83,333)

	$359,778	$57,940